UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22982

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Global Income Builder NextShares (EVGBC)

Listing Exchange: The NASDAQ Stock Market LLC

Semiannual Report

April 30, 2022

NextShares® is a registered trademark of NextShares Solutions LLC. All rights reserved.

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objective, risks, and charges and expenses. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Global Income Builder NextShares

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; John H. Croft, CFA, and Derek J.V. DiGregorio, of Boston Management and Research

% Average Annual Total Returns[1,2,3]	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Fund Inception

Fund at NAV	03/30/2016	11/30/2005	(11.57)%	(6.22)%	6.79%	7.75%	7.49%
Fund at Market Price	03/30/2016	03/30/2016	(11.55)	(6.13)	6.84	—	7.51

MSCI World Index	—	—	(11.30)%	(3.52)%	10.16%	10.05%	10.97%
ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index	—	—	(9.11)	(8.13)	2.92	4.50	5.68
Blended Index	—	—	(10.50)	(5.05)	7.70	8.17	8.92

% Total Annual Operating Expense Ratios[4]

Gross							2.16%
Net							0.85

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, Fund performance may be lower or higher than the quoted return. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance for periods less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Fund Profile

Country Allocation (% of net assets)

Asset Allocation (% of net assets)**

Footnotes:

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

*	Excludes cash and cash equivalents.

**	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Top 10 Holdings (% of net assets)*

Alphabet, Inc., Class C	2.9%

Microsoft Corp.	2.6

Apple, Inc.	1.7

EOG Resources, Inc.	1.4

Amazon.com, Inc.	1.3

Eli Lilly & Co.	1.2

ASML Holding NV	1.1

Berkshire Hathaway, Inc., Class B	1.1

Coca-Cola Co. (The)	1.1

Novo Nordisk A/S, Class B	1.1

Total	15.5%

3

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market, below investment grade corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided ‘‘as is’’, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and exchange-traded funds. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

[3]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor. Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

Prior to December 7, 2015, the Portfolio Investor invested at least 80% of net assets in dividend-paying common and preferred stocks. Effective December 7, 2015, the Portfolio Investor changed its name and its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Portfolio Investor was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

4

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)		Annualized Expense Ratio

Actual
$1,000.00	$884.30	$3.97	**	0.85%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,020.58	$4.26	**	0.85%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Global Income Builder Portfolio, at value (identified cost $0)	$1,063,038

Receivable from affiliates	15,528

Total assets	$1,078,566

Liabilities

Payable to affiliates:

Administration fee	$135

Operations agreement fee	45

Trustees’ fees	42

Accrued expenses	36,046

Total liabilities	$36,268

Net Assets	$1,042,298

Sources of Net Assets

Paid-in capital	$4,753,513

Accumulated loss	(3,711,215)

Net Assets	$1,042,298

Net Asset Value Per Share

($1,042,298 ÷ 100,000 shares issued and outstanding)	$10.42

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio (net of foreign taxes withheld of $1,782)	$13,580

Interest and other income allocated from Portfolio (net of foreign taxes withheld of $25)	13,503

Expenses allocated from Portfolio	(3,802)

Total investment income from Portfolio	$23,281

Expenses

Administration fee	$863

Operations agreement fee	288

Trustees’ fees and expenses	250

Custodian fee	5,876

Transfer and dividend disbursing agent fees	6,810

Legal and accounting services	12,679

Printing and postage	5,895

Listing fee	3,570

Intraday pricing fee	5,951

Miscellaneous	2,922

Total expenses	$45,104

Deduct:

Allocation of expenses to affiliates	$44,004

Total expense reductions	$44,004

Net expenses	$1,100

Net investment income	$22,181

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions - affiliated Portfolio	$47,230

Net realized gain (loss) allocated from affiliated Portfolio:

Investment transactions (net of foreign capital gains taxes of $13)	17,672

Futures contracts	(1,887)

Foreign currency transactions	(224)

Forward foreign currency exchange contracts	(7)

Net realized gain	$62,784

Change in unrealized appreciation (depreciation):

Investments - affiliated Portfolio	$(47,230)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio:

Investments (including net increase in accrued foreign capital gains taxes of $99)	(169,867)

Futures contracts	(3,609)

Foreign currency	(204)

Forward foreign currency exchange contracts	31

Net change in unrealized appreciation (depreciation)	$(220,879)

Net realized and unrealized loss	$(158,095)

Net decrease in net assets from operations	$(135,914)

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$22,181	$194,430

Net realized gain	62,784	521,210 (1)

Net change in unrealized appreciation (depreciation)	(220,879)	845,953

Net increase (decrease) in net assets from operations	$(135,914)	$1,561,593

Distributions to shareholders	$(51,070)	$(247,140)

Transactions in Fund shares:

Cost of shares redeemed	$—	$(5,959,180)

Transaction fees	—	659

Net decrease in net assets from Fund share transactions	$—	$(5,958,521)

Other capital:

Portfolio transaction fee contributed to Portfolio	$(259)	$(1,634)

Portfolio transaction fee allocated from Portfolio	231	3,446

Net increase (decrease) in net assets from other capital	$(28)	$1,812

Net decrease in net assets	$(187,012)	$(4,642,256)

Net Assets

At beginning of period	$1,229,310	$5,871,566

At end of period	$1,042,298	$1,229,310

Changes in shares outstanding

Shares outstanding, beginning of period	100,000	600,000

Shares redeemed	0	(500,000)

Shares outstanding, end of period	100,000	100,000

(1) Includes $65,181 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018		2017(1)

Net asset value — Beginning of period	$12.290		$9.790	$9.890	$9.990	$11.200		$10.140

Income (Loss) From Operations

Net investment income(2)	$0.222		$0.338	$0.390	$0.469	$0.358		$0.502

Net realized and unrealized gain (loss)	(1.581)		2.571	(0.147)	0.535	(0.435)		1.073

Total income (loss) from operations	$(1.359)		$2.909	$0.243	$1.004	$(0.077)		$1.575

Less Distributions

From net investment income	$(0.210)		$(0.412)	$(0.347)	$(0.369)	$(1.083)		$(0.519)

From net realized gain	(0.301)		—	—	(0.608)	(0.051)		—

Tax return of capital	—		—	—	(0.130)	—		—

Total distributions	$(0.511)		$(0.412)	$(0.347)	$(1.107)	$(1.134)		$(0.519)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$0.003	$0.004	$0.003	$0.001		$0.004

Net asset value — End of period	$10.420		$12.290	$9.790	$9.890	$9.990		$11.200

Total Return on Net Asset Value(4)(5)	(11.57	)%(6)	30.18%	2.57%	11.48%	(1.10)%		15.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,042		$1,229	$5,872	$6,182	$6,243		$6,720

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)	0.85	%(8)(10)	0.85%	0.85%	0.88%	0.91	%(9)	0.91	%(9)

Net investment income	3.86	%(8)	2.91%	4.02%	4.91%	3.32%		4.71%

Portfolio Turnover of the Portfolio	35	%(6)	60%	118%	86%	102%		143%

(1)	Per share data reflect a 2-for-1 share split effective March 9, 2018.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(5)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 7.66%, 1.31%, 2.08%, 1.70%, 1.57% and 0.57% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)	Includes interest expense, including allocated from the Portfolio of 0.01% and 0.01% for the years ended October 31, 2018 and October 31, 2017, respectively.

(10)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Notes to Financial Statements (Unaudited)

1   Significant Accounting Policies

Eaton Vance Global Income Builder NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund invests all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.4% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes —The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses —The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Use of Estimates —The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Indemnifications —Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G Other — Investment transactions are accounted for on a trade date basis.

H Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

10

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser, Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.550%

$500 million but less than $1 billion	0.525%

$1 billion but less than $2.5 billion	0.500%

$2.5 billion and over	0.475%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets.

Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM for administering the business affairs of the Fund. The administration fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $863.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the six months ended April 30, 2022, the operations agreement fee amounted to $288 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.85% of the Fund’s average daily net assets through February 28, 2023. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $44,004 in total of the Fund’s operating expenses for the six months ended April 30, 2022.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $34,502 and $120,553, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1L of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

5 Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.

At April 30, 2022, EVM owned approximately 81% of the outstanding shares of the Fund.

11

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Common Stocks — 59.4%
Security	Shares	Value

Aerospace & Defense — 0.4%

Safran S.A.	9,735	$1,045,524

		$1,045,524

Air Freight & Logistics — 0.2%

GXO Logistics, Inc.(1)	8,861	$524,483

		$524,483

Automobiles — 1.5%

Bayerische Motoren Werke AG	10,892	$889,503

Mercedes-Benz Group AG	28,985	2,023,187

Stellantis NV	61,872	830,672

		$3,743,362

Banks — 3.3%

Banco Santander S.A.	168,388	$492,088

Bank of New York Mellon Corp. (The)	12,231	514,436

Citigroup, Inc.	19,891	958,945

Credit Agricole S.A.	35,704	385,534

DNB Bank ASA	74,308	1,439,889

HDFC Bank, Ltd.	60,961	1,090,846

ING Groep NV	58,193	551,333

M&T Bank Corp.	4,236	705,887

Svenska Handelsbanken AB, Class A	127,502	1,286,026

Swedbank AB, Class A	72,645	1,149,189

		$8,574,173

Beverages — 1.9%

Coca-Cola Co. (The)	43,169	$2,789,149

Diageo PLC	42,058	2,098,226

		$4,887,375

Biotechnology — 0.3%

CSL, Ltd.	4,413	$842,222

		$842,222

Building Products — 0.7%

Assa Abloy AB, Class B	41,989	$1,061,151

Kingspan Group PLC	7,071	658,219

		$1,719,370

Security	Shares	Value

Capital Markets — 0.2%

State Street Corp.	6,685	$447,694

		$447,694

Chemicals — 1.7%

BASF SE	35,218	$1,854,685

Covestro AG(2)	34,676	1,492,993

Sika AG	3,725	1,137,831

		$4,485,509

Construction & Engineering — 0.9%

Bouygues S.A.	44,583	$1,532,908

Skanska AB, Class B	41,105	785,196

		$2,318,104

Construction Materials — 0.4%

Holcim AG	22,052	$1,078,244

		$1,078,244

Consumer Finance — 0.0%(3)

Capital One Financial Corp.	4	$498

		$498

Diversified Financial Services — 1.1%

Berkshire Hathaway, Inc., Class B(1)	8,653	$2,793,448

		$2,793,448

Diversified Telecommunication Services — 1.2%

Elisa Oyj	12,129	$711,019

Swisscom AG(1)	1,462	864,482

Telefonica Deutschland Holding AG(2)	337,918	1,016,298

Telenor ASA	43,737	616,843

		$3,208,642

Electric Utilities — 0.8%

Iberdrola S.A.	99,714	$1,145,794

NextEra Energy, Inc.	13,920	988,598

		$2,134,392

Electrical Equipment — 1.2%

AMETEK, Inc.	12,139	$1,532,670

Schneider Electric SE	11,379	1,632,535

		$3,165,205

Electronic Equipment, Instruments & Components — 1.5%

CDW Corp.	8,380	$1,367,449

12	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Halma PLC	37,153	$1,140,431

Keyence Corp.	1,457	585,720

TE Connectivity, Ltd.	6,822	851,249

Zebra Technologies Corp., Class A(1)	8	2,957

		$3,947,806

Entertainment — 0.7%

Walt Disney Co. (The)(1)	17,220	$1,922,269

		$1,922,269

Equity Real Estate Investment Trusts (REITs) — 0.6%

American Tower Corp.	2,955	$712,214

Equity Residential	4,393	358,030

Healthpeak Properties, Inc.	14,331	470,200

		$1,540,444

Food Products — 2.0%

Danone S.A.	12,694	$767,622

Mondelez International, Inc., Class A	30,952	1,995,785

Nestle S.A.	18,730	2,417,932

		$5,181,339

Health Care Equipment & Supplies — 2.0%

Alcon, Inc.	9,732	$694,873

Boston Scientific Corp.(1)	49,310	2,076,444

Intuitive Surgical, Inc.(1)	5,640	1,349,652

Straumann Holding AG	7,920	933,701

		$5,054,670

Health Care Providers & Services — 0.8%

Anthem, Inc.	4,192	$2,104,091

		$2,104,091

Hotels, Restaurants & Leisure — 0.7%

Compass Group PLC	68,426	$1,443,915

InterContinental Hotels Group PLC	7,205	459,965

		$1,903,880

Insurance — 4.5%

AIA Group, Ltd.	55,923	$549,374

Allianz SE	7,180	1,620,053

Allstate Corp. (The)	3,512	444,408

Aviva PLC	44,970	241,270

AXA S.A.	40,255	1,064,947

Gjensidige Forsikring ASA	19,175	409,950

Security	Shares	Value

Insurance (continued)

Muenchener Rueckversicherungs-Gesellschaft AG	5,603	$1,334,302

Sampo Oyj, Class A	19,013	923,222

SCOR SE	36,286	1,025,944

Storebrand ASA	71,409	620,272

Swiss Life Holding AG	1,597	933,790

Swiss Re AG	21,406	1,755,438

Zurich Insurance Group AG(1)	1,781	810,835

		$11,733,805

Interactive Media & Services — 2.9%

Alphabet, Inc., Class C(1)(4)	3,250	$7,472,822

		$7,472,822

Internet & Direct Marketing Retail — 1.3%

Amazon.com, Inc.(1)	1,365	$3,392,885

		$3,392,885

IT Services — 1.7%

Amadeus IT Group S.A.(1)	15,592	$977,040

Fidelity National Information Services, Inc.	12,602	1,249,488

Global Payments, Inc.	2,707	370,805

Visa, Inc., Class A	7,892	1,682,022

		$4,279,355

Leisure Products — 0.2%

Yamaha Corp.	11,084	$423,486

		$423,486

Life Sciences Tools & Services — 0.5%

Danaher Corp.	2,894	$726,770

Lonza Group AG(1)	1,051	619,705

		$1,346,475

Machinery — 1.8%

Graco, Inc.	7,630	$473,212

Ingersoll Rand, Inc.	24,552	1,079,306

Kone Oyj, Class B	7,379	354,765

Sandvik AB	5,607	106,131

SKF AB, Class B	30,506	498,245

SMC Corp.	1,248	604,307

Valmet Oyj	11,807	316,201

Volvo AB, Class B	73,276	1,169,003

		$4,601,170

13	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 0.6%

Rio Tinto, Ltd.	19,125	$1,512,862

		$1,512,862

Multi-Utilities — 0.6%

CMS Energy Corp.	8,069	$554,260

E.ON SE	87,941	915,198

		$1,469,458

Oil, Gas & Consumable Fuels — 2.5%

Chevron Corp.	13,558	$2,124,132

EOG Resources, Inc.	30,347	3,543,315

Phillips 66	2,171	188,356

Pioneer Natural Resources Co.	2,523	586,522

		$6,442,325

Paper & Forest Products — 0.4%

Stora Enso Oyj	17,758	$349,468

UPM-Kymmene Oyj	20,630	713,639

		$1,063,107

Pharmaceuticals — 5.4%

AstraZeneca PLC	14,455	$1,928,894

Eli Lilly & Co.	10,732	3,135,139

Novo Nordisk A/S, Class B	24,134	2,756,736

Roche Holding AG PC(1)	5,541	2,054,679

Sanofi	18,821	1,989,283

Zoetis, Inc.	11,272	1,997,962

		$13,862,693

Professional Services — 1.4%

Recruit Holdings Co., Ltd.	15,984	$579,925

RELX PLC	56,905	1,695,228

SGS S.A.(1)	108	277,508

Verisk Analytics, Inc.	4,623	943,323

		$3,495,984

Semiconductors & Semiconductor Equipment — 2.8%

ASML Holding NV	5,128	$2,910,337

Infineon Technologies AG	37,394	1,061,362

Micron Technology, Inc.	24,254	1,653,880

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,006	1,487,438

		$7,113,017

Software — 3.9%

Adobe, Inc.(1)	1,912	$757,056

Security	Shares	Value

Software (continued)

Dassault Systemes SE	25,680	$1,135,681

Intuit, Inc.	3,022	1,265,463

Microsoft Corp.	24,412	6,774,818

Riverbed Technology, Inc.(1)(5)	3,977	9,446

		$9,942,464

Specialty Retail — 1.2%

Lowe’s Cos., Inc.	9,071	$1,793,609

TJX Cos., Inc. (The)	22,450	1,375,736

		$3,169,345

Technology Hardware, Storage & Peripherals — 1.7%

Apple, Inc.	28,022	$4,417,668

		$4,417,668

Textiles, Apparel & Luxury Goods — 1.0%

adidas AG	5,396	$1,088,153

LVMH Moet Hennessy Louis Vuitton SE	2,261	1,463,172

		$2,551,325

Trading Companies & Distributors — 0.2%

Ashtead Group PLC	12,256	$633,724

		$633,724

Wireless Telecommunication Services — 0.7%

Tele2 AB, Class B	143,359	$1,900,121

		$1,900,121

Total Common Stocks (identified cost $112,795,106)		$153,446,835

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Leisure Products — 0.1%

Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$253,814

		$253,814

14	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Software — 0.0%(3)

1Life Healthcare, Inc., 3.00%, 6/15/25		$148	$124,986

			$124,986

Total Convertible Bonds (identified cost $397,559)			$378,800

Convertible Preferred Stocks — 0.1%
Security		Shares	Value

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co., Series B, 6.00%		3,268	$167,027

			$167,027

Software — 0.0%(3)

Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(5)		2,480	$23,558

			$23,558

Total Convertible Preferred Stocks (identified cost $244,405)			$190,585

Corporate Bonds — 35.2%
Security		Principal Amount (000’s omitted)*	Value

Aerospace & Defense — 0.7%

Moog, Inc., 4.25%, 12/15/27(2)		170	$158,507

Rolls-Royce PLC, 5.75%, 10/15/27(2)		492	475,107

TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	199,267

TransDigm, Inc.:

4.625%, 1/15/29		185	161,198

5.50%, 11/15/27		106	97,337

6.25%, 3/15/26(2)		419	417,372

7.50%, 3/15/27		327	329,897

			$1,838,685

Airlines — 0.4%

Air Canada, 3.875%, 8/15/26(2)		101	$93,503

Air France-KLM, 1.875%, 1/16/25(6)	EUR	400	373,601

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(2)		314	311,618

5.75%, 4/20/29(2)		144	138,989

Security		Principal Amount (000’s omitted)*	Value

Airlines (continued)

United Airlines, Inc., 4.625%, 4/15/29(2)		193	$177,357

			$1,095,068

Auto Components — 0.6%

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(6)	EUR	581	$588,608

8.50%, 5/15/27(2)		273	273,175

IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(2)(7)		200	190,609

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(2)		54	43,862

TI Automotive Finance PLC, 3.75%, 4/15/29(6)	EUR	200	179,026

Wheel Pros, Inc., 6.50%, 5/15/29(2)		213	162,159

			$1,437,439

Automobiles — 0.7%

Allison Transmission, Inc., 3.75%, 1/30/31(2)		42	$36,399

Ford Motor Co.:

3.25%, 2/12/32		364	296,418

4.75%, 1/15/43		197	158,966

9.625%, 4/22/30		26	31,819

Ford Motor Credit Co., LLC:

3.087%, 1/9/23		231	231,488

3.37%, 11/17/23		200	196,750

4.125%, 8/17/27		555	515,151

5.125%, 6/16/25		200	199,730

Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(6)	EUR	100	103,545

			$1,770,266

Automotives — 0.2%

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29		336	$299,999

5.25%, 7/15/31		270	233,256

			$533,255

Banks — 1.7%

Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(2)(8)(9)		200	$198,367

Bank of America Corp., Series RR, 4.375% to 1/27/27(8)(9)		110	97,625

Citigroup, Inc., Series M, 6.30% to 5/15/24(8)(9)		200	198,500

Comerica, Inc., 5.625% to 7/1/25(8)(9)		100	102,340

Credit Suisse Group AG, 7.50% to 7/17/23(2)(8)(9)		208	206,503

Deutsche Bank AG, 7.125% to 4/30/26(6)(8)(9)	GBP	100	122,886

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(8)(9)		220	233,200

15	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Banks (continued)

HSBC Holdings PLC, 4.60% to 12/17/30(8)(9)		200	$170,000

Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(8)(9)		125	125,246

JPMorgan Chase & Co.:

Series KK, 3.65% to 6/1/26(8)(9)		251	225,900

Series S, 6.75% to 2/1/24(8)(9)		215	218,915

Series X, 6.10% to 10/1/24(8)(9)		165	165,450

Lloyds Banking Group PLC, 7.50% to 9/27/25(8)(9)		200	206,020

Natwest Group PLC, 4.60% to 6/28/31(8)(9)		200	168,045

Societe Generale S.A., 5.375% to 11/18/30(2)(8)(9)		200	176,100

Standard Chartered PLC, 4.75% to 1/14/31(2)(8)(9)		229	196,511

SVB Financial Group, 4.10% to 2/15/31(8)(9)		281	229,015

SVB Financial Group., Series C, 4.00% to 5/15/26(8)(9)		58	50,515

Truist Financial Corp., Series Q, 5.10% to 3/1/30(8)(9)		77	77,096

UniCredit SpA, 7.296% to 4/2/29, 4/2/34(2)(9)		200	202,264

Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	800	776,546

Wells Fargo & Co., Series BB, 3.90% to 3/15/26(8)(9)		55	50,219

Zions Bancorp NA, 5.80% to 6/15/23(8)(9)		268	264,050

			$4,461,313

Biotechnology — 0.4%

Grifols Escrow Issuer S.A.:

3.875%, 10/15/28(6)	EUR	925	$878,089

4.75%, 10/15/28(2)		231	211,074

			$1,089,163

Building Products — 1.3%

Builders FirstSource, Inc.:

4.25%, 2/1/32(2)		204	$174,472

5.00%, 3/1/30(2)		90	83,372

Empire Communities Corp., 7.00%, 12/15/25(2)		255	241,934

HT Troplast GmbH, 9.25%, 7/15/25(6)	EUR	650	679,034

Masonite International Corp., 5.375%, 2/1/28(2)		105	100,729

Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(2)		85	77,660

Standard Industries, Inc.:

2.25%, 11/21/26(6)	EUR	400	374,151

4.375%, 7/15/30(2)		275	229,625

5.00%, 2/15/27(2)		78	73,997

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(2)		196	191,819

Victoria PLC, 3.625%, 8/24/26(6)	EUR	806	791,811

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(2)		346	336,926

			$3,355,530

Security		Principal Amount (000’s omitted)*	Value

Capital Markets — 0.2%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(9)		150	$140,844

Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(8)(9)		259	235,172

UBS Group AG, 4.375% to 2/10/31(2)(8)(9)		200	167,440

			$543,456

Casino & Gaming — 0.3%

Cinemark USA, Inc.:

5.875%, 3/15/26(2)		67	$62,562

8.75%, 5/1/25(2)		48	50,075

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(2)		393	431,329

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(2)		250	239,006

			$782,972

Chemicals — 0.5%

ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(2)		88	$77,725

Herens Holdco S.a.r.l., 4.75%, 5/15/28(2)		201	176,629

Herens Midco S.a.r.l., 5.25%, 5/15/29(6)	EUR	271	236,961

NOVA Chemicals Corp., 4.25%, 5/15/29(2)		203	175,957

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(2)		172	162,791

SGL Carbon SE, 4.625%, 9/30/24(6)	EUR	200	208,265

Valvoline, Inc.:

3.625%, 6/15/31(2)		128	104,237

4.25%, 2/15/30(2)		140	121,706

			$1,264,271

Commercial Services & Supplies — 1.6%

Adtalem Global Education, Inc., 5.50%, 3/1/28(2)		182	$167,326

Clean Harbors, Inc.:

4.875%, 7/15/27(2)		101	99,108

5.125%, 7/15/29(2)		61	60,246

EC Finance PLC, 3.00%, 10/15/26(6)	EUR	274	279,639

Gartner, Inc.:

3.75%, 10/1/30(2)		107	95,586

4.50%, 7/1/28(2)		151	144,930

GFL Environmental, Inc.:

3.50%, 9/1/28(2)		265	236,226

3.75%, 8/1/25(2)		130	123,336

4.75%, 6/15/29(2)		343	311,727

HealthEquity, Inc., 4.50%, 10/1/29(2)		186	170,190

Hertz Corp. (The):

4.625%, 12/1/26(2)		29	26,473

16	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Commercial Services & Supplies (continued)

Hertz Corp. (The): (continued) 5.00%, 12/1/29(2)		230	$201,547

Korn Ferry, 4.625%, 12/15/27(2)		233	221,044

Madison IAQ, LLC, 5.875%, 6/30/29(2)		290	236,715

MoneyGram International, Inc., 5.375%, 8/1/26(2)		249	254,299

NESCO Holdings II, Inc., 5.50%, 4/15/29(2)		206	194,381

Paprec Holding S.A., 3.50%, 7/1/28(6)	EUR	352	345,731

PROG Holdings, Inc., 6.00%, 11/15/29(2)		139	123,011

Team Health Holdings, Inc., 6.375%, 2/1/25(2)		235	200,631

Terminix Co., LLC (The), 7.45%, 8/15/27		536	600,108

Tervita Corp., 11.00%, 12/1/25(2)		123	137,299

			$4,229,553

Construction & Engineering — 0.1%

TopBuild Corp., 4.125%, 2/15/32(2)		263	$226,988

			$226,988

Construction Materials — 0.2%

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(2)		644	$619,306

			$619,306

Consumer Finance — 0.3%

CPUK Finance, Ltd., 4.875%, 8/28/25(6)	GBP	278	$336,667

PRA Group, Inc.:

5.00%, 10/1/29(2)		115	106,593

7.375%, 9/1/25(2)		261	270,379

			$713,639

Containers & Packaging — 0.4%

Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(2)		205	$175,940

Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(2)		312	268,353

Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(6)	EUR	479	435,839

Verallia S.A., 1.875%, 11/10/31(6)	EUR	100	90,586

			$970,718

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co.:

4.125%, 4/1/29(2)		74	$65,775

5.50%, 6/1/28(2)		180	174,411

			$240,186

Security		Principal Amount (000’s omitted)*	Value

Distributors — 0.5%

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(2)		475	$445,778

Parts Europe S.A., 4.00%, (3 mo. EURIBOR + 4.00%, Floor 4.00%), 7/20/27(6)(10)	EUR	350	367,386

Performance Food Group, Inc.:

4.25%, 8/1/29(2)		315	280,418

5.50%, 10/15/27(2)		169	164,214

Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(2)		110	110,169

			$1,367,965

Diversified Consumer Services — 0.3%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)		750	$749,141

			$749,141

Diversified Financial Services — 1.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(2)		485	$469,286

9.75%, 7/15/27(2)		203	197,302

Ally Financial, Inc., 4.70% to 5/15/26(8)(9)		237	205,390

Alpha Holding S.A. de CV, 9.00%, 2/10/25(2)(11)		200	12,500

American AgCredit Corp., Series QIB, 5.25% to 6/15/26(2)(8)(9)		250	228,438

Bread Financial Holdings, Inc., 4.75%, 12/15/24(2)		194	188,445

Coinbase Global, Inc.:

3.375%, 10/1/28(2)		113	87,938

3.625%, 10/1/31(2)		151	111,833

Encore Capital Group, Inc.:

4.25%, (3 mo. EURIBOR + 4.25%, Floor 4.25%), 1/15/28(6)(10)	EUR	479	501,870

5.375%, 2/15/26(6)	GBP	180	223,268

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

6.25%, 5/15/26		99	98,328

6.375%, 12/15/25		120	119,342

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(2)		305	282,855

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(2)		343	320,355

Louvre Bidco S.A.S., 6.50%, 9/30/24(6)	EUR	310	327,277

Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(2)		160	162,135

Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:

2.875%, 10/15/26(2)		156	138,234

3.625%, 3/1/29(2)		133	113,891

Sherwood Financing PLC, 6.00%, 11/15/26(6)	GBP	420	489,294

VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(2)		256	223,703

			$4,501,684

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Diversified Telecommunication Services — 0.4%

Level 3 Financing, Inc.:

4.25%, 7/1/28(2)		324	$274,318

5.25%, 3/15/26		90	87,639

Lorca Telecom Bondco S.A., 4.00%, 9/18/27(6)	EUR	650	630,126

			$992,083

Electric Utilities — 1.3%

Dominion Energy, Inc., Series C, 4.35% to 1/15/27(8)(9)		93	$85,402

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(2)		353	360,097

FirstEnergy Corp.:

2.65%, 3/1/30		53	45,031

Series B, 4.40%, 7/15/27		257	249,636

Series C, 7.375%, 11/15/31		47	53,975

Imola Merger Corp., 4.75%, 5/15/29(2)		370	344,572

NextEra Energy Operating Partners, L.P.:

4.25%, 9/15/24(2)		9	8,875

4.50%, 9/15/27(2)		205	194,443

NRG Energy, Inc.:

3.375%, 2/15/29(2)		106	89,980

3.625%, 2/15/31(2)		177	147,635

3.875%, 2/15/32(2)		195	163,069

5.25%, 6/15/29(2)		122	115,081

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(2)		199	186,327

Sempra Energy, 4.125% to 1/1/27, 4/1/52(9)		167	147,072

Southern California Edison Co., Series E, 5.485%, (3 mo. USD LIBOR + 4.199%), 6/6/22(10)		101	99,990

Southern Co. (The):

Series 21-A, 3.75% to 6/15/26, 9/15/51(9)		120	108,300

Series B, 4.00% to 10/15/25, 1/15/51(9)		56	53,349

Series B, 4.456%, (3 mo. USD LIBOR + 3.63%), 3/15/57(10)		192	188,691

TerraForm Power Operating, LLC:

4.25%, 1/31/23(2)		95	95,239

5.00%, 1/31/28(2)		237	221,789

Vistra Operations Co., LLC:

4.375%, 5/1/29(2)		173	157,212

5.00%, 7/31/27(2)		232	221,258

			$3,337,023

Electronic Equipment, Instruments & Components — 0.1%

II-VI, Inc., 5.00%, 12/15/29(2)		138	$129,561

WESCO Distribution, Inc., 7.25%, 6/15/28(2)		153	158,125

			$287,686

Security		Principal Amount (000’s omitted)*	Value

Entertainment — 1.0%

Caesars Entertainment, Inc.:

6.25%, 7/1/25(2)		417	$422,067

8.125%, 7/1/27(2)		56	58,587

CDI Escrow Issuer, Inc., 5.75%, 4/1/30(2)		233	224,911

Cinemark USA, Inc., 5.25%, 7/15/28(2)		206	183,310

Gamma Bidco SpA, 6.25%, 7/15/25(6)	EUR	200	208,089

Jacobs Entertainment, Inc., 6.75%, 2/15/29(2)		248	243,284

LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00%

PIK), 10/2/25(6)(7)	EUR	714	719,282

Powdr Corp., 6.00%, 8/1/25(2)		227	230,948

Scientific Games International, Inc., 7.00%, 5/15/28(2)		216	221,359

			$2,511,837

Equity Real Estate Investment Trusts (REITs) — 0.2%(3)

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(2)		371	$336,593

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%,

6/15/26(2)		200	183,935

			$520,528

Food Products — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons,

L.P./Albertsons, LLC:

4.875%, 2/15/30(2)		138	$125,149

5.875%, 2/15/28(2)		181	176,124

Kraft Heinz Foods Co.:

3.875%, 5/15/27		166	162,555

4.375%, 6/1/46		44	38,614

4.625%, 10/1/39		56	51,767

5.50%, 6/1/50		34	34,332

Land O’ Lakes, Inc., 8.00%(2)(8)		235	247,637

Nomad Foods Bondco PLC, 2.50%, 6/24/28(6)	EUR	571	540,549

Pilgrim’s Pride Corp., 3.50%, 3/1/32(2)		316	267,496

			$1,644,223

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(8)(9)		280	$271,600

			$271,600

Health Care Equipment & Supplies — 1.4%

Centene Corp.:

2.50%, 3/1/31		311	$258,993

3.00%, 10/15/30		377	328,561

3.375%, 2/15/30		308	275,615

4.625%, 12/15/29		319	309,430

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Health Care Equipment & Supplies (continued)

Compass Minerals International, Inc., 6.75%, 12/1/27(2)	399	$404,458

LifePoint Health, Inc., 5.375%, 1/15/29(2)	110	94,188

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(2)	101	88,503

Molina Healthcare, Inc.:

3.875%, 11/15/30(2)	245	221,356

3.875%, 5/15/32(2)	189	166,222

Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(2)	519	452,381

Tenet Healthcare Corp.:

4.375%, 1/15/30(2)	102	92,927

6.125%, 10/1/28(2)	261	251,006

6.875%, 11/15/31	10	10,374

US Acute Care Solutions, LLC, 6.375%, 3/1/26(2)	400	388,976

Varex Imaging Corp., 7.875%, 10/15/27(2)	219	225,840

		$3,568,830

Health Care Providers & Services — 0.5%

HCA, Inc.:

5.375%, 9/1/26	270	$276,656

5.625%, 9/1/28	245	253,537

Legacy LifePoint Health, LLC, 4.375%, 2/15/27(2)	173	160,240

ModivCare, Inc., 5.875%, 11/15/25(2)	182	178,580

Tenet Healthcare Corp.:

4.625%, 9/1/24(2)	49	48,635

4.875%, 1/1/26(2)	290	284,274

5.125%, 11/1/27(2)	138	134,164

		$1,336,086

Hotels, Restaurants & Leisure — 0.5%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(2)	286	$263,545

4.375%, 1/15/28(2)	182	166,311

5.75%, 4/15/25(2)	66	67,500

Lithia Motors, Inc., 4.625%, 12/15/27(2)	91	86,785

MGM Resorts International, 4.75%, 10/15/28	264	242,853

Viking Cruises, Ltd., 5.875%, 9/15/27(2)	480	407,316

		$1,234,310

Household Products — 0.2%

Central Garden & Pet Co., 4.125%, 10/15/30	55	$47,630

Tempur Sealy International, Inc., 3.875%, 10/15/31(2)	397	329,724

		$377,354

Security		Principal Amount (000’s omitted)*	Value

Housewares — 0.2%

ProGroup AG, 3.00%, 3/31/26(6)	EUR	460	$461,846

			$461,846

Independent Power and Renewable Electricity Producers — 0.2%

Algonquin Power & Utilities Corp., 4.75% to 1/18/27,

1/18/82(9)		113	$103,501

Calpine Corp.:

5.125%, 3/15/28(2)		273	248,323

5.25%, 6/1/26(2)		50	49,435

NRG Energy, Inc., 5.75%, 1/15/28		210	205,521

			$606,780

Industrial Conglomerates — 0.1%

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%,

2/1/26(2)		162	$151,681

Gatwick Airport Finance PLC, 4.375%, 4/7/26(6)	GBP	145	170,627

			$322,308

Insurance — 0.6%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(2)		458	$433,621

Galaxy Finco, Ltd., 9.25%, 7/31/27(6)	GBP	525	656,544

Liberty Mutual Group, Inc., 4.125% to 9/15/26,

12/15/51(2)(9)		115	104,540

Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(9)		60	58,443

QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(8)(9)		222	223,665

			$1,476,813

Leisure Products — 0.7%

Carnival Corp.:

5.75%, 3/1/27(2)		207	$187,790

7.625%, 3/1/26(2)		87	85,250

Dometic Group AB, 2.00%, 9/29/28(6)	EUR	100	91,078

Life Time, Inc.:

5.75%, 1/15/26(2)		199	193,359

8.00%, 4/15/26(2)		333	325,541

Lindblad Expeditions, LLC, 6.75%, 2/15/27(2)		154	151,313

NCL Corp., Ltd.:

5.875%, 3/15/26(2)		106	98,051

5.875%, 2/15/27(2)		67	63,957

7.75%, 2/15/29(2)		56	54,396

NCL Finance, Ltd., 6.125%, 3/15/28(2)		55	49,575

Sabre GLBL, Inc., 9.25%, 4/15/25(2)		259	276,765

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Leisure Products (continued)

Viking Cruises, Ltd., 7.00%, 2/15/29(2)		104	$92,692

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(2)		66	58,329

			$1,728,096

Life Sciences Tools & Services — 0.1%

W.R. Grace Holdings, LLC, 4.875%, 6/15/27(2)		245	$230,655

			$230,655

Machinery — 0.2%

Frigoglass Finance B.V., 6.875%, 2/12/25(6)	EUR	375	$269,756

IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(6)	EUR	381	357,832

			$627,588

Media — 1.9%

Altice France S.A., 8.125%, 2/1/27(2)		458	$462,037

Audacy Capital Corp., 6.75%, 3/31/29(2)		261	226,382

Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(2)		308	287,604

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.25%, 2/1/31(2)		338	285,509

4.50%, 8/15/30(2)		343	299,835

4.75%, 3/1/30(2)		322	288,316

4.75%, 2/1/32(2)		139	119,708

5.375%, 6/1/29(2)		110	104,370

CSC Holdings, LLC, 7.50%, 4/1/28(2)		200	184,685

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(2)		70	25,987

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(2)		205	186,960

McGraw-Hill Education, Inc.:

5.75%, 8/1/28(2)		84	75,128

8.00%, 8/1/29(2)		322	288,628

National CineMedia, LLC:

5.75%, 8/15/26		189	133,498

5.875%, 4/15/28(2)		245	210,984

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(2)		54	48,390

6.25%, 6/15/25(2)		137	138,893

Sirius XM Radio, Inc.:

3.125%, 9/1/26(2)		125	115,298

3.875%, 9/1/31(2)		126	106,597

5.00%, 8/1/27(2)		218	210,628

Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(6)	EUR	129	135,442

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(6)	EUR	400	417,733

Terrier Media Buyer, Inc., 8.875%, 12/15/27(2)		178	174,208

Security		Principal Amount (000’s omitted)*	Value

Media (continued)

Townsquare Media, Inc., 6.875%, 2/1/26(2)		141	$140,559

UPCB Finance VII, Ltd., 3.625%, 6/15/29(6)	EUR	116	113,808

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	100	114,664

			$4,895,851

Metals & Mining — 1.8%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$632,481

Arconic Corp., 6.125%, 2/15/28(2)		101	98,033

BWX Technologies, Inc.:

4.125%, 6/30/28(2)		159	147,700

4.125%, 4/15/29(2)		118	109,313

Centennial Resource Production, LLC, 5.375%, 1/15/26(2)		225	220,192

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(2)		460	482,712

Eldorado Gold Corp., 6.25%, 9/1/29(2)		176	170,510

Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	267,311

Hudbay Minerals, Inc.:

4.50%, 4/1/26(2)		174	161,084

6.125%, 4/1/29(2)		96	90,961

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(2)		1,024	1,037,655

New Gold, Inc.:

6.375%, 5/15/25(2)		38	38,680

7.50%, 7/15/27(2)		491	494,668

Novelis Corp., 3.25%, 11/15/26(2)		89	81,314

Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(6)	EUR	200	190,785

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(2)		253	228,016

TMS International Corp., 6.25%, 4/15/29(2)		157	136,774

			$4,588,189

Multi-Utilities — 0.1%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(8)(9)		345	$332,182

			$332,182

Oil, Gas & Consumable Fuels — 2.9%

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(2)		555	$572,693

Callon Petroleum Co., 8.00%, 8/1/28(2)		204	211,275

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(2)		260	259,059

7.75%, 2/15/26(2)		190	199,272

CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(2)		173	169,535

CVR Energy, Inc., 5.75%, 2/15/28(2)		439	412,063

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Oil, Gas & Consumable Fuels (continued)

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(8)(9)	295	$280,987

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(8)(9)	193	143,187

EQT Corp.:

5.00%, 1/15/29	53	52,902

6.625%, 2/1/25	69	71,903

7.50%, 2/1/30	102	113,132

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(2)	248	276,675

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.00%, 4/15/30(2)	47	46,709

Laredo Petroleum, Inc.:

9.50%, 1/15/25	74	75,955

10.125%, 1/15/28	112	118,020

Nabors Industries, Inc., 9.00%, 2/1/25(2)	151	156,711

Nabors Industries, Ltd.:

7.25%, 1/15/26(2)	110	107,651

7.50%, 1/15/28(2)	118	113,143

Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)	200	198,503

Occidental Petroleum Corp.:

4.20%, 3/15/48	156	129,526

4.40%, 8/15/49	125	106,235

4.625%, 6/15/45	84	72,582

6.20%, 3/15/40	81	83,974

6.375%, 9/1/28	93	97,747

6.45%, 9/15/36	93	101,053

6.625%, 9/1/30	254	275,631

Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(8)	862	3,663

Parkland Corp.:

4.50%, 10/1/29(2)	110	96,475

4.625%, 5/1/30(2)	202	177,110

PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(2)	205	212,906

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(8)(9)	435	366,487

Precision Drilling Corp.:

6.875%, 1/15/29(2)	152	147,655

7.125%, 1/15/26(2)	99	99,424

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(2)	245	204,332

8.875%, 11/15/24(2)	71	72,523

Southwestern Energy Co., 4.75%, 2/1/32	194	183,772

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29	209	188,218

4.50%, 4/30/30(2)	226	204,232

Tap Rock Resources, LLC, 7.00%, 10/1/26(2)	292	295,354

Security		Principal Amount (000’s omitted)*	Value

Oil, Gas & Consumable Fuels (continued)

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32		169	$153,523

4.875%, 2/1/31		37	35,621

5.50%, 3/1/30		36	35,736

Transocean Poseidon, Ltd., 6.875%, 2/1/27(2)		170	163,512

Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(6)(8)(9)	EUR	500	436,381

			$7,523,047

Packaging&Containers — 0.2%

LABL, Inc., 5.875%, 11/1/28(2)		66	$60,469

Schoeller Packaging B.V., 6.375%, 11/1/24(6)	EUR	450	465,200

			$525,669

Paper and Forest Products — 0.0%(3)

Glatfelter Corp., 4.75%, 11/15/29(2)		31	$24,839

			$24,839

Pharmaceuticals — 1.0%

AdaptHealth, LLC:

4.625%, 8/1/29(2)		65	$55,171

5.125%, 3/1/30(2)		133	114,540

6.125%, 8/1/28(2)		310	293,367

Bausch Health Cos., Inc.:

5.25%, 1/30/30(2)		71	49,365

9.00%, 12/15/25(2)		184	184,920

BellRing Brands, Inc., 7.00%, 3/15/30(2)		336	328,853

Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(2)		200	184,793

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(2)		247	215,150

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(2)		420	413,944

HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(2)		133	107,226

Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(6)	EUR	625	612,940

Option Care Health, Inc., 4.375%, 10/31/29(2)		97	87,311

			$2,647,580

Pipelines — 1.0%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(2)		102	$99,521

7.875%, 5/15/26(2)		109	114,129

Cheniere Energy Partners, L.P., 4.00%, 3/1/31		519	470,557

Cheniere Energy, Inc., 4.625%, 10/15/28		239	231,536

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Pipelines (continued)

DT Midstream, Inc., 4.125%, 6/15/29(2)		172	$156,745

Energy Transfer, L.P., Series B, 6.625% to 2/15/28(8)(9)		147	127,706

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(2)		364	328,266

6.00%, 7/1/25(2)		116	115,102

6.50%, 7/1/27(2)		116	117,298

New Fortress Energy, Inc., 6.50%, 9/30/26(2)		382	370,124

Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(2)		146	133,416

Western Midstream Operating, L.P.:

4.50%, 3/1/28		27	25,786

4.55%, 2/1/30		207	190,454

4.75%, 8/15/28		24	23,404

			$2,504,044

Real Estate Investment Trusts (REITs) — 0.8%

ADLER Group S.A., 2.75%, 11/13/26(6)	EUR	200	$146,426

Aedas Homes Opco SLU, 4.00%, 8/15/26(6)	EUR	287	287,581

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(2)		151	130,468

6.00%, 4/15/25(2)		127	129,069

Heimstaden Bostad AB, 3.00% to 10/29/27(6)(8)(9)	EUR	415	356,631

Signa Development Finance SCS, 5.50%, 7/23/26(6)	EUR	200	187,481

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(2)		27	24,927

4.125%, 8/15/30(2)		198	178,175

4.25%, 12/1/26(2)		300	284,631

4.50%, 9/1/26(2)		100	99,000

4.625%, 12/1/29(2)		66	62,071

5.625%, 5/1/24(2)		200	203,250

			$2,089,710

Semiconductors & Semiconductor Equipment — 0.1%

ON Semiconductor Corp., 3.875%, 9/1/28(2)		258	$239,725

			$239,725

Software — 0.5%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(2)		216	$200,605

Fair Isaac Corp., 4.00%, 6/15/28(2)		165	150,978

Minerva Merger Sub, Inc., 6.50%, 2/15/30(2)		361	332,683

Playtika Holding Corp., 4.25%, 3/15/29(2)		248	223,775

SS&C Technologies, Inc., 5.50%, 9/30/27(2)		296	290,456

			$1,198,497

Security		Principal Amount (000’s omitted)*	Value

Specialty Retail — 2.3%

Arko Corp., 5.125%, 11/15/29(2)		326	$288,940

Asbury Automotive Group, Inc.:

4.625%, 11/15/29(2)		27	24,345

4.75%, 3/1/30		228	204,630

5.00%, 2/15/32(2)		28	24,889

Bath & Body Works, Inc.:

6.625%, 10/1/30(2)		144	143,496

6.75%, 7/1/36		80	77,759

6.875%, 11/1/35		233	228,120

6.95%, 3/1/33		168	159,915

7.60%, 7/15/37		75	71,094

9.375%, 7/1/25(2)		31	34,912

Dave & Buster’s, Inc., 7.625%, 11/1/25(2)		363	377,074

Dufry One B.V., 3.375%, 4/15/28(6)	EUR	479	451,937

eG Global Finance PLC, 6.25%, 10/30/25(6)	EUR	450	465,610

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(2)		100	90,903

Gap, Inc. (The):

3.625%, 10/1/29(2)		110	89,650

3.875%, 10/1/31(2)		65	51,935

Group 1 Automotive, Inc., 4.00%, 8/15/28(2)		203	182,926

IRB Holding Corp., 7.00%, 6/15/25(2)		98	100,974

Ken Garff Automotive, LLC, 4.875%, 9/15/28(2)		155	141,256

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(2)		257	225,524

Lithia Motors, Inc., 3.875%, 6/1/29(2)		86	77,770

Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(6)(7)	EUR	285	304,945

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(2)		250	232,851

7.75%, 2/15/29(2)		264	262,974

Punch Finance PLC, 6.125%, 6/30/26(6)	GBP	340	411,603

Sonic Automotive, Inc.:

4.625%, 11/15/29(2)		172	148,226

4.875%, 11/15/31(2)		143	122,257

SRS Distribution, Inc., 6.00%, 12/1/29(2)		141	123,895

Suburban Propane Partners, L.P./Suburban Energy

Finance Corp., 5.00%, 6/1/31(2)		135	122,962

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(2)		254	232,406

Victoria’s Secret & Co., 4.625%, 7/15/29(2)		261	214,435

Yum! Brands, Inc., 3.625%, 3/15/31		182	156,674

			$5,846,887

Technology Hardware, Storage & Peripherals — 0.5%

Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(6)	EUR	305	308,914

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Technology Hardware, Storage & Peripherals (continued)

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(2)		410	$378,207

4.00%, 7/1/29(2)		97	89,598

Presidio Holdings, Inc., 8.25%, 2/1/28(2)		158	153,649

Science Applications International Corp., 4.875%, 4/1/28(2)		260	248,969

Seagate HDD Cayman, 3.125%, 7/15/29		139	117,606

			$1,296,943

Telecommunications — 1.1%

Altice France Holding S.A., 10.50%, 5/15/27(2)		200	$202,992

Ciena Corp., 4.00%, 1/31/30(2)		117	106,852

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(2)		421	409,913

Sprint Capital Corp., 6.875%, 11/15/28		250	274,779

Sprint Corp., 7.875%, 9/15/23		375	394,236

Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	120	143,704

Telecom Italia SpA/Milano, 2.75%, 4/15/25(6)	EUR	140	140,808

T-Mobile USA, Inc.:

2.25%, 2/15/26		132	121,583

2.625%, 2/15/29		165	142,844

2.875%, 2/15/31		99	84,188

4.75%, 2/1/28		170	167,981

Viasat, Inc., 5.625%, 4/15/27(2)		61	56,688

Vodafone Group PLC:

2.625% to 5/27/26, 8/27/80(6)(9)	EUR	220	217,372

4.875% to 7/3/25, 10/3/78(6)(9)	GBP	215	268,012

Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(6)	EUR	159	148,663

			$2,880,615

Transportation — 0.2%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(2)		249	$234,385

Seaspan Corp., 5.50%, 8/1/29(2)		213	188,345

			$422,730

Wireless Telecommunication Services — 0.2%

Altice France S.A., 5.50%, 10/15/29(2)		200	$170,227

Iliad Holding S.A.S., 6.50%, 10/15/26(2)		258	248,284

Sprint Corp., 7.625%, 3/1/26		157	170,687

			$589,198

Total Corporate Bonds (identified cost $99,519,805)			$90,931,950

Exchange-Traded Funds — 0.2%
Security	Shares	Value

Equity Funds — 0.2%

Global X U.S. Preferred ETF	11,735	$255,001

iShares Preferred & Income Securities ETF	7,802	264,878

Total Exchange-Traded Funds (identified cost $594,207)		$519,879

Preferred Stocks — 1.1%
Security	Shares	Value

Banks — 0.1%

Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(9)	1,115	$115,681

First Republic Bank, Series M, 4.00%	4,600	80,500

JPMorgan Chase & Co., Series LL, 4.625%	2,350	45,543

Wells Fargo & Co., Series L, 7.50% (Convertible)	103	124,784

		$366,508

Capital Markets — 0.1%

Affiliated Managers Group, Inc., 4.75%	2,250	$44,325

Stifel Financial Corp., Series D, 4.50%	4,600	86,802

		$131,127

Electric Utilities — 0.1%

Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$123,060

SCE Trust III, Series H, 5.75% to 3/15/24(9)	5,331	124,959

SCE Trust IV, Series J, 5.375% to 9/15/25(9)	1,911	41,660

SCE Trust V, Series K, 5.45% to 3/15/26(9)	3,551	84,762

		$374,441

Equity Real Estate Investment Trusts (REITs) — 0.1%

SITE Centers Corp., Series A, 6.375%	4,730	$116,594

		$116,594

Food Products — 0.0%(3)

Ocean Spray Cranberries, Inc., Series A, 6.25%(2)	540	$47,520

		$47,520

Insurance — 0.2%

American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(9)	5,345	$138,382

Arch Capital Group, Ltd., Series G, 4.55%	7,000	135,030

Athene Holding, Ltd., Series C, 6.375% to 6/30/25(9)	3,984	105,098

		$378,510

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	15,478	$332,158

		$332,158

Pipelines — 0.1%

Energy Transfer, L.P.:

Series C, 7.375% to 5/15/23(9)	3,000	$71,310

Series E, 7.60% to 5/15/24(9)	4,970	120,274

		$191,584

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:

Series A, 5.75%	6,545	$129,264

Series A2, 6.375%	8,191	172,748

		$302,012

Telecommunications — 0.1%

United States Cellular Corp., 5.50%	11,460	$230,117

		$230,117

Trading Companies & Distributors — 0.1%

WESCO International, Inc., Series A, 10.625%	12,788	$365,097

		$365,097

Total Preferred Stocks (identified cost $3,242,140)		$2,835,668

Senior Floating-Rate Loans — 1.9%(12)
Borrower/Description	Principal Amount (000’s omitted)	Value

Airlines — 0.3%

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$204	$202,419

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	426	442,822

		$645,241

Entertainment — 0.1%

Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$313	$310,343

		$310,343

Borrower/Description	Principal Amount (000’s omitted)		Value

Health Care Providers & Services — 0.1%

Radnet Management, Inc., Term Loan, 4/21/28(13)	$311		$308,534

			$308,534

Health Care Technology — 0.1%

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$248		$247,436

			$247,436

Hotels, Restaurants & Leisure — 0.3%

Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(13)	$62		$62,236

IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	523		517,042

Spectacle Gary Holdings, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 11/19/28	223		222,303

			$801,581

IT Services — 0.2%

Asurion, LLC:

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$171		$166,476

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/20/29	75		72,844

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	219		224,584

			$463,904

Media — 0.1%

Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	$57		$58,405

DIRECTV Financing, LLC, Term Loan, 5.76%, (1 mo. USD LIBOR + 5.00%), 8/2/27	126		125,732

			$184,137

Pharmaceuticals — 0.2%

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$566		$565,489

			$565,489

Software — 0.2%

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$0	(14)	$94

RealPage, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	262		258,152

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Software (continued)

RealPage, Inc.: (continued)

Term Loan, 4.489%, (3 mo. USD LIBOR + 3.25%), 4/22/28	$259	$255,208

Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	134	106,076

		$619,530

Specialty Retail — 0.2%

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$384	$381,409

		$381,409

Trading Companies & Distributors — 0.1%

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	$297	$296,471

		$296,471

Total Senior Floating-Rate Loans (identified cost $4,855,312)		$4,824,075

Miscellaneous — 0.0%(3)
Security	Principal Amount	Value

Transportation — 0.0%(3)

Hertz Corp., Escrow Certificates(1)	$58,000	$3,480

Hertz Corp., Escrow Certificates(1)	167,000	2,505

Hertz Corp., Escrow Certificates(1)	110,000	1,650

Total Miscellaneous (identified cost $135,414)		$7,635

Short-Term Investments — 1.0%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(15)	2,505,538	$2,505,538

Total Short-Term Investments (identified cost $2,505,538)		$2,505,538

Total Investments — 99.0% (identified cost $224,289,486)		$255,640,965

Other Assets, Less Liabilities — 1.0%		$2,711,401

Net Assets — 100.0%		$258,352,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $55,471,187 or 21.5% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $19,747,886 or 7.6% of the Portfolio’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(11)	Issuer is in default with respect to interest and/or principal payments.

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(14)	Principal amount is less than $500.

(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	58.0%	$148,359,037

United Kingdom	6.4	16,311,689

Germany	6.1	15,717,740

Switzerland	5.4	13,724,412

France	5.2	13,276,789

Sweden	3.3	8,402,771

Netherlands	1.8	4,625,722

Spain	1.8	4,621,792

Canada	1.5	3,957,186

Australia	1.5	3,779,195

Luxembourg	1.4	3,513,489

Finland	1.3	3,368,314

Norway	1.2	3,086,954

Denmark	1.1	2,756,736

Japan	0.9	2,193,438

Taiwan	0.6	1,487,438

Italy	0.5	1,361,611

India	0.4	1,090,846

United Arab Emirates	0.4	1,025,996

Ireland	0.3	799,063

Hong Kong	0.3	737,719

Greece	0.1	269,756

Poland	0.1	268,353

Mexico	0.1	210,867

Turkey	0.1	170,510

Brazil	0.0 (1)	3,663

Exchange-Traded Funds	0.2	519,879

Total Investments	100.0%	$255,640,965

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	145,920	GBP	109,117	State Street Bank and Trust Company	5/31/22	$8,714	$—

						$8,714	$—

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-Mini S&P 500 Index	75	Long	6/17/22	$15,478,125	$(255,600)

STOXX Europe 600 Index	(300)	Short	6/17/22	(7,054,452)	(281,000)

STOXX Europe 600 Insurance Index	(526)	Short	6/17/22	(8,559,392)	(218,618)

					$(755,218)

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PC	–	Participation Certificate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $221,783,948)	$253,135,427

Affiliated investment, at value (identified cost $2,505,538)	2,505,538

Cash	77,302

Foreign currency, at value (identified cost $116,554)	116,153

Dividends and interest receivable	2,229,567

Dividends receivable from affiliated investment	102

Receivable for investments sold	815,212

Receivable for open forward foreign currency exchange contracts	8,714

Tax reclaims receivable	1,305,734

Total assets	$260,193,749

Liabilities

Payable for investments purchased	$908,840

Payable for variation margin on open futures contracts	674,567

Payable to affiliate:

Investment adviser fee	123,001

Trustees’ fees	1,297

Accrued foreign capital gains taxes	24,342

Accrued expenses	109,336

Total liabilities	$1,841,383

Net Assets applicable to investors’ interest in Portfolio	$258,352,366

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $434,271)	$3,312,093

Dividend income from affiliated investments	1,509

Interest income (net of foreign taxes withheld of $6,195)	2,928,199

Other income	369,115

Total investment income	$6,610,916

Expenses

Investment adviser fee	$793,670

Trustees’ fees and expenses	7,816

Custodian fee	63,572

Legal and accounting services	36,837

Miscellaneous	23,391

Total expenses	$925,286

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$27

Total expense reductions	$27

Net expenses	$925,259

Net investment income	$5,685,657

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $3,123)	$4,005,436

Investment transactions - affiliated investments	315,268

Futures contracts	(466,150)

Foreign currency transactions	(51,172)

Forward foreign currency exchange contracts	(1,871)

Net realized gain	$3,801,511

Change in unrealized appreciation (depreciation):

Investments (including net increase in accrued foreign capital gains taxes of $24,342)	$(41,409,182)

Investments - affiliated investments	(198,834)

Futures contracts	(755,218)

Foreign currency	(141,671)

Forward foreign currency exchange contracts	7,655

Net change in unrealized appreciation (depreciation)	$(42,497,250)

Net realized and unrealized loss	$(38,695,739)

Net decrease in net assets from operations	$(33,010,082)

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$5,685,657	$9,077,852

Net realized gain	3,801,511	14,965,170 (1)

Net change in unrealized appreciation (depreciation)	(42,497,250)	51,333,373

Net increase (decrease) in net assets from operations	$(33,010,082)	$75,376,395

Capital transactions:

Contributions	$3,650,381	$13,442,582

Withdrawals	(18,889,364)	(45,523,591)

Portfolio transaction fee	56,232	154,785

Net decrease in net assets from capital transactions	$(15,182,751)	$(31,926,224)

Net increase (decrease) in net assets	$(48,192,833)	$43,450,171

Net Assets

At beginning of period	$306,545,199	$263,095,028

At end of period	$258,352,366	$306,545,199

(1)	Includes $2,723,051 of net realized gains from redemptions in-kind.

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.64	%(1)(2)	0.65%	0.66%	0.70%	0.75%	0.75%

Net investment income	3.95	%(1)	3.01%	4.12%	4.72%	3.47%	4.56%

Portfolio Turnover	35	%(3)	60%	118%	86%	102%	143%

Total Return	(11.20	)%(3)	29.74%	2.64%	11.57%	(1.00)%	15.99%

Net assets, end of period (000’s omitted)	$258,352		$306,545	$263,095	$302,020	$323,437	$364,476

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)	Not annualized.

31

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 99.6% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

32

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2022, the Portfolio received approximately $369,000 from Finland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

33

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

L  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.550%

$500 million but less than $1 billion	0.525%

$1 billion but less than $2.5 billion	0.500%

$2.5 billion and over	0.475%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $793,670 or 0.55% (annualized) of the Portfolio’s average daily net assets.

Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $27 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $98,490,754 and $109,892,093, respectively, for the six months ended April 30, 2022.

34

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$226,976,176

Gross unrealized appreciation	$42,731,143

Gross unrealized depreciation	(14,812,858)

Net unrealized appreciation	$27,918,285

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

35

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$—		$(755,218	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	8,714	(2)	—

Total		$8,714		$(755,218)

Derivatives not subject to master netting or similar agreements		$—		$(755,218)

Total Derivatives subject to master netting or similar agreements		$8,714		$—

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$8,714	$—	$—	$—	$8,714

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(466,150)	$(755,218)

Foreign Exchange	Forward foreign currency exchange contracts	(1,871)	7,655

Total		$(468,021)	$(747,563)

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts and Forward foreign currency exchange contracts, respectively.

36

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$7,400,000	$7,365,000	$179,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $2,505,538, which represents 1.0% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.	$1,471,139	$—	$(1,587,520)	$315,215	$(198,834)	$—	$—	—

Short-Term Investments

Cash Reserves Fund	1,432,849	37,244,468	(38,677,370)	53	—	—	1,407	—

Liquidity Fund	—	3,750,864	(1,245,326)	—	—	2,505,538	102	2,505,538

Total				$315,268	$(198,834)	$2,505,538	$1,509

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks:

Communication Services	$9,395,091	$5,108,763		$—	$14,503,854

Consumer Discretionary	6,562,230	8,622,053		—	15,184,283

Consumer Staples	4,784,934	5,283,780		—	10,068,714

Energy	6,442,325	—		—	6,442,325

Financials	5,865,316	17,684,302		—	23,549,618

Health Care	11,390,058	11,820,093		—	23,210,151

Industrials	4,552,994	12,950,570		—	17,503,564

Information Technology	21,880,293	7,820,017		—	29,700,310

Materials	—	8,139,722		—	8,139,722

Real Estate	1,540,444	—		—	1,540,444

Utilities	1,542,858	2,060,992		—	3,603,850

Total Common Stocks	$73,956,543	$79,490,292	*	$—	$153,446,835

Convertible Bonds	$—	$378,800		$—	$378,800

Convertible Preferred Stocks	167,027	23,558		—	190,585

Corporate Bonds	—	90,931,950		—	90,931,950

Exchange-Traded Funds	519,879	—		—	519,879

Preferred Stocks:

Communication Services	230,117	—		—	230,117

Consumer Staples	—	47,520		—	47,520

Energy	523,742	—		—	523,742

Financials	760,464	115,681		—	876,145

Industrials	365,097	—		—	365,097

Real Estate	418,606	—		—	418,606

Utilities	374,441	—		—	374,441

Total Preferred Stocks	$2,672,467	$163,201		$—	$2,835,668

Senior Floating-Rate Loans	$—	$4,824,075		$—	$4,824,075

Miscellaneous	—	7,635		—	7,635

Short-Term Investments	2,505,538	—		—	2,505,538

Total Investments	$79,821,454	$175,819,511		$—	$255,640,965

Forward Foreign Currency Exchange Contracts	$—	$8,714		$—	$8,714

Total	$79,821,454	$175,828,225		$—	$255,649,679

Liability Description

Futures Contracts	$(755,218)	$—		$—	$(755,218)

Total	$(755,218)	$—		$—	$(755,218)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

38

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

39

Eaton Vance

Global Income Builder NextShares

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Income Builder NextShares

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder NextShares and Global Income Builder Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

40

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

41

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

42

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called householding and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser of Global Income Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Eaton Vance Global Income Builder

Nextshares and Global Income Builder Portfolio

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance Global

Income Builder Nextshares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21984    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 23, 2022